Deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Maturities of certificates and other time deposits $100,000 or more
Three months or less	$ 863,876,000	$ 776,368,000
Over three through six months	263,958,000	323,832,000
Over six through twelve months	156,824,000	132,087,000
Over one through two years	67,739,000	62,288,000
Over two through three years	13,052,000	58,189,000
Total	1,365,449,000	1,352,764,000
Time deposits disclosures
Brokered time deposits	97,900,000	$ 93,600,000
Major concentrations of deposits with any one depositor	$ 0